Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 2,342	$ 1,787
Trade and other receivables	1,041	1,151
Other financial assets	77	612
Prepaid expenses and other current assets	425	425
Current assets	3,885	3,975
Property and equipment, net	482	545
Computer software, net	819	830
Other identifiable intangible assets, net	3,368	3,427
Goodwill	5,992	5,976
Equity method investments	7,913	1,136
Other non-current assets	929	788
Deferred tax	1,173	1,204
Total assets	24,561	17,881
Liabilities
Payables, accruals and provisions	1,023	1,159
Current tax liabilities	663	251
Deferred revenue	923	866
Other financial liabilities	158	376
Current liabilities	2,767	2,652
Long-term indebtedness	3,806	3,772
Provisions and other non-current liabilities	927	1,083
Deferred tax	1,284	394
Total liabilities	8,784	7,901
Equity
Capital	5,502	5,458
Retained earnings	11,010	5,211
Accumulated other comprehensive loss	(735)	(689)
Total equity	15,777	9,980
Total liabilities and equity	$ 24,561	$ 17,881